7. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of valuation of stock options granted (Details)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Details
Risk-free interest rate	3.82%	0.85%	0.24%
Expected life of options	1 year 8 months 12 days	4 years 29 days	1 year
Annualized volatility	167.44%	102.90%	98.41%
Dividends	0.00%	0.00%	0.00%